Description of Business and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Finite-Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Customer-Related Intangibles [Member]
Schedule Of Other Intangible Assets [Line Items]
Finite lived intangible assets, Weighted Average Life	9 years
Customer-Related Intangibles [Member] | Minimum [Member]
Schedule Of Other Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful Life	7 years
Customer-Related Intangibles [Member] | Maximum [Member]
Schedule Of Other Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful Life	10 years
Computer Software [Member]
Schedule Of Other Intangible Assets [Line Items]
Finite lived intangible assets, Weighted Average Life	6 years
Computer Software [Member] | Minimum [Member]
Schedule Of Other Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful Life	3 years
Computer Software [Member] | Maximum [Member]
Schedule Of Other Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful Life	7 years